Nuveen Short Term Bond Fund

Summary Prospectus   |   July 12, 2011

Ticker: Class A–FALTX, Class C–FBSCX, Class R3–Pending, Class I–FLTIX

This summary prospectus is designed to provide investors with key fund information in a clear and concise format. Before you invest, you may want to review the fund’s complete prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus and other information about the fund online at www.nuveen.com/MF/resources/eReports.aspx. You can also get this information at no cost by calling (800) 257-8787 or by sending an e-mail request to mutualfunds@nuveen.com. If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the prospectus and other information will also be available from your financial intermediary. The fund’s prospectus and statement of additional information, both dated July 12, 2011, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

Investment Objective

The investment objective of the fund is to provide investors with current income while maintaining a high degree of principal stability.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 15 of the fund’s prospectus, “How to Reduce Your Sales Charge” on page 17 of the prospectus and “Purchase and Redemption of Fund Shares” on page 61 of the fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)[1]	None	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None
Exchange Fee	None	None	None	None
Annual Low Balance Account Fee (for accounts under $1,000)[2]	$15	$15	None	$15

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3[4]	Class I
Management Fees	0.48%	0.48%	0.48%	0.48%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses	0.10%	0.10%	0.10%	0.10%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[3]	0.84%	1.59%	1.09%	0.59%
1	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.

2	Fee applies to the following types of accounts held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

3	Expenses have been restated to reflect current contractual fees and the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund’s administrator.

4	Class R3 shares were established July 12, 2011. Accordingly, expenses are based upon the actual expenses incurred by the other classes.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your

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investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$309	$162	$111	$60	$309	$162	$111	$60
3 Years	$487	$502	$347	$189	$487	$502	$347	$189
5 Years	$680	$866	$601	$329	$680	$866	$601	$329
10 Years	$1,239	$1,889	$1,329	$738	$1,239	$1,889	$1,329	$738

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in bonds, such as:

•	residential and commercial mortgage-backed securities.

•	asset-backed securities.

•	corporate debt obligations, including obligations issued by special-purpose entities that are backed by corporate debt obligations.

•	U.S. government securities, which are securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

•	municipal securities.

Up to 20% of the fund’s total assets may be invested in securities rated lower than investment grade or unrated securities of comparable quality as determined by the fund’s sub-adviser (securities commonly referred to as “high yield” or “junk bonds”). The fund will not invest in securities rated lower than CCC at the time of purchase or in unrated securities of equivalent quality.

The fund may invest up to 35% of its total assets in debt obligations of foreign corporations and foreign governments. However, no more than 10% of the fund’s total assets may be invested in debt obligations of corporations and governments that are located in emerging market countries. A country is considered to have an “emerging market” if it has a relatively low gross national product per capita compared to the world’s major economies, and the potential for rapid economic growth, provided that no issuer included in the fund’s current benchmark index will be considered to be located in an emerging market country.

Up to 10% of the fund’s total assets may have non-U.S. dollar currency exposure from non-U.S. dollar denominated securities and currency derivatives, calculated on an absolute notional basis (i.e., adding together the absolute value of net long and net short exposures to non-U.S. dollar currencies).

The fund’s sub-adviser selects securities using a “top-down” approach which begins with the formulation of the sub-adviser’s general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, the sub-adviser selects individual securities within these sectors or industries.

The fund invests primarily in debt securities rated investment grade at the time of purchase by a nationally recognized statistical rating organization or in unrated securities of comparable quality. As noted above, however, up to 20% of the fund’s total assets may be invested in securities that are rated lower than investment grade at the time of purchase or that are unrated and of comparable quality. Quality determinations regarding unrated securities will be made by the fund’s sub-adviser. If the rating of a security is reduced or the credit quality of an unrated security declines after purchase, the fund is not required to sell the security, but may consider doing so. Unrated securities will not exceed 5% of the fund’s total assets.

Under normal market conditions the fund attempts to maintain a weighted average effective maturity and an average effective duration for its portfolio securities of one to three years. The fund’s weighted average effective maturity and effective duration are measures of how the fund may react to interest rate changes.

The fund may utilize the following derivatives: options; futures contracts; options on futures contracts; interest rate caps, collars, and floors; foreign currency contracts; options on foreign currencies; swap agreements, including swap agreements on interest rates, currency rates, security indexes and specific securities, and credit default swap agreements; and options on the foregoing types of swap agreements. The fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter (“OTC”) market. The fund may use these derivatives in an attempt to manage market risk, currency risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund’s portfolio or for speculative purposes in an effort to increase the fund’s yield or to enhance returns. The fund may also use derivatives to gain exposure to non-dollar denominated securities markets to the extent it does not do so through direct investments. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

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Principal Risks

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Active Management Risk—Because the fund is actively managed, the fund could underperform its benchmark or other mutual funds with similar investment objectives.

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

Currency Risk—Changes in currency exchange rates may affect the fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Derivatives Risk—The use of derivative instruments involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost.

High-Yield Securities Risk—High-yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund’s income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate increases can cause the value of debt securities to decrease.

Liquidity Risk—Trading opportunities are more limited for debt securities that have received ratings below investment grade.

Mortgage- and Asset-Backed Securities Risk—These securities generally can be prepaid at any time. Prepayments that occur either more quickly or more slowly than expected can adversely impact the fund.

Non-U.S. Investment Risk/Emerging Market Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the variability of the fund by showing changes in the fund’s performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return

During the ten-year period ended December 31, 2010, the fund’s highest and lowest quarterly returns were 5.45% and -3.37%, respectively, for the quarters ended June 30, 2009 and December 31, 2008.

The table below shows the variability of the fund’s average annual returns and how they compare over the time periods indicated to that of the Barclays Capital 1-3 Year Government/Credit Bond Index, the fund’s benchmark index, which is a broad measure of market performance. The Barclays Capital 1-3 Year Government/Credit Bond Index is an unmanaged index of investment grade, fixed income securities with maturities ranging from one to three years. The performance information reflects sales charges and fund expenses. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.

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Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, performance would be reduced.

		Average Annual Total Returns for the Periods Ended December 31, 2010
	Inception Date	1 Year	5 Years	10 Years	Since Inception (Class C)
Nuveen Short Term Bond Fund:
Class A (return before taxes)	12/14/92	0.99%	3.62%	3.54%	N/A
Class A (return after taxes on distributions)		0.12%	2.28%	2.19%	N/A
Class A (return after taxes on distributions and sale of fund shares)		0.64%	2.30%	2.20%	N/A
Class C (return before taxes)	10/28/09	2.45%	N/A	N/A	2.58%
Class I (return before taxes)	2/4/94	3.48%	4.27%	3.94%	N/A
Barclays Capital 1-3 Year Gov’t/Credit Bond Index (reflects no deduction for fees, expenses or taxes)		2.80%	4.53%	4.34%	2.47%

Management

Investment Adviser

Nuveen Fund Advisors, Inc.

Sub-Adviser

Nuveen Asset Management, LLC

Portfolio Managers

Name	Title	Portfolio Manager of Fund Since
Chris J. Neuharth, CFA	Managing Director	March 2004

Peter L. Agrimson, CFA	Assistant Vice President	October 2010

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund through a financial advisor or other financial intermediary or directly from the fund. The fund’s initial and subsequent investment minimums generally are as follows, although the fund may reduce or waive the minimums in some cases:

	Class A and Class C	Class R3	Class I
Eligibility and Minimum Initial Investment

$3,000 for all accounts except:

• $2,500 for Traditional/Roth IRA accounts.

• $2,000 for Coverdell Education Savings Accounts.

• $250 for accounts opened through fee-based programs.

• No minimum for retirement plans.

		Available only through certain retirement plans. No minimum.

Available only through fee-based programs and certain retirement plans, and to other limited categories of investors as described in the prospectus.

$100,000 for all accounts except:

• $250 for clients of financial intermediaries and family offices that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level).

• No minimum for eligible retirement plans and certain other categories of eligible investors as described in the prospectus.

Minimum Additional Investment	$100	No minimum.	No minimum.

Tax Information

The fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund, its distributor or its investment adviser may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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MPM-FSTB2-0711P